Schedule of Assets Held for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 18,970	$ 20,254
Land
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	341
Buildings
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	16,496
Machinery and equipment
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	23
Leasehold improvements
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	2,097
Others
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 13